Subsequent Events (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Event, Description	Effective January 31, 2014, the Company purchased the remaining fifty percent interest in its equity accounted investee for C$9,000.
Subsequent Event, Amount	9,000